Average Annual Total Returns - Class Z Shares - Voya Index Solution 2045 Portfolio	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	S&P Target Date 2045 Index 1 Yr		S&P Target Date 2045 Index 5 Yrs		S&P Target Date 2045 Index 10 Yrs		S&P Target Date 2045 Index Since Inception
Total	16.09%	11.86%	9.79%		May 01, 2015	13.66%	[1]	11.24%	[1]	9.49%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.